Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of inventory components and movement in the provision
Inventories are comprised of the following:

	As of December 31,
In thousands of USD	2021	2022
Merchandise available for sale	12,379	13,920
Less: Provision for slow moving and obsolete inventories	(1,431)	(2,483)
Total Inventories	10,948	11,437
The movement in the provision for inventories is as follows:

In thousands of USD	Inventories Provision
Balance as of January 1, 2021	1,523
Additions	765
Reversal	(349)
Use of provision	(436)
Effect of translation	(72)
Balance as of December 31, 2021	1,431
Additions	2,221
Reversal	(274)
Use of provision	(612)
Effect of translation	(283)
Balance as of December 31, 2022	2,483